Discontinued Operations Assets and Liabilities Distributed From Spin-off (Details) $ in Thousands	Aug. 04, 2014 USD ($)
Current Assets
Cash and cash equivalents	$ 59,030
Restricted cash	27,500
Accounts receivable, net	187,153
Inventories	14,623
Deferred income taxes	32,557
Prepaid expenses and other	20,956
Total current assets	341,819
Property, plant and equipment, net	160,087
Other Assets
Goodwill	35,450
Intangible assets, net	73,300
Investments	1,924
Other long-term assets	10,179
Deferred income taxes	12,352
Total other assets	133,205
Total Assets	635,111
Current Liabilities
Accounts payable	39,422
Employee compensation and benefits	98,156
Debt due within one year	12,680
Deferred revenue	74,505
Accrued expenses and other current liabilities	31,031
Total current liabilities	255,794
Non-Current Liabilities
Postretirement, medical life and other benefits	45,255
Long-term debt	333,820
Other obligations	19,589
Total non-current liabilities	398,664
Net Liabilities Distributed to Tribune Publishing	$ (19,347)